RISK MANAGEMENT - Structural Interest Rate Risk - Interest bearing assets and liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	$ 245,105,338	$ 222,154,907
Financial Obligations	216,578,285	200,473,389
Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	31,256
Financial assets at amortised cost, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	215,324,860	26,802,972
Financial Obligations		200,161,260
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		5,128,088
Financial assets available-for-sale, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		18,614,160
Held-to-maturity investments, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		2,899,039
Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	240,543,265	218,798,061
Financial Obligations	215,571,441	200,161,260
Interest rate | Cash due from banks and central bank
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	28,401,283	22,336,838
Interest rate | Checking accounts
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	39,702,878	36,017,602
Interest rate | Time deposits
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	66,853,012	62,616,163
Interest rate | Saving deposits
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	57,221,439	55,778,677
Interest rate | Other deposits
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	582,122	472,782
Interest rate | Interbank and overnight funds
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	6,814,078	4,970,430
Interest rate | Borrowing from banks and other
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	20,610,766	18,205,320
Interest rate | Long-term debt
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	20,140,350	19,102,196
Interest rate | Borrowing from development entities
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	3,646,796	2,998,090
Interest rate | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	3,794,234
Interest rate | Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	18,935,757
Interest rate | Financial assets at amortised cost, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	2,972,616
Interest rate | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		2,650,536
Interest rate | Financial assets available-for-sale, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		17,790,127
Interest rate | Held-to-maturity investments, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		2,899,039
Interest rate | Service concession arrangements
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	2,488,414	2,282,611
Interest rate | Commercial loans and leases
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	102,408,977	99,428,894
Interest rate | Consumer loans and leases
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	55,455,064	50,382,895
Interest rate | Mortgages and housing leases
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	18,592,103	16,151,299
Interest rate | Microcredit loans and leases
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	425,697	409,688
Interest rate | Other Accounts Receivable
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	7,069,120	4,466,134
Interest rate | Cash and cash equivalentss
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	28,401,283	22,336,838
Floating interest rate | Not later than one year [member] | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	48,787,602	41,072,325
Financial Obligations	36,104,947	25,284,871
Floating interest rate | Not later than one year [member] | Interest rate | Cash due from banks and central bank
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	2,014,270
Floating interest rate | Not later than one year [member] | Interest rate | Time deposits
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	11,332,638	10,785,649
Floating interest rate | Not later than one year [member] | Interest rate | Saving deposits
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	16,485,565	9,156,432
Floating interest rate | Not later than one year [member] | Interest rate | Interbank and overnight funds
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	3,492,343	106,495
Floating interest rate | Not later than one year [member] | Interest rate | Borrowing from banks and other
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	3,406,673	4,327,736
Floating interest rate | Not later than one year [member] | Interest rate | Long-term debt
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	749,442	534,852
Floating interest rate | Not later than one year [member] | Interest rate | Borrowing from development entities
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	638,286	373,707
Floating interest rate | Not later than one year [member] | Interest rate | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	159,486
Floating interest rate | Not later than one year [member] | Interest rate | Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	13,532
Floating interest rate | Not later than one year [member] | Interest rate | Financial assets at amortised cost, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	1,349,722
Floating interest rate | Not later than one year [member] | Interest rate | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		140,796
Floating interest rate | Not later than one year [member] | Interest rate | Financial assets available-for-sale, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		44,213
Floating interest rate | Not later than one year [member] | Interest rate | Held-to-maturity investments, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		2,841,714
Floating interest rate | Not later than one year [member] | Interest rate | Commercial loans and leases
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	44,094,950	37,026,675
Floating interest rate | Not later than one year [member] | Interest rate | Consumer loans and leases
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	1,099,251	942,057
Floating interest rate | Not later than one year [member] | Interest rate | Mortgages and housing leases
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	53,296	74,604
Floating interest rate | Not later than one year [member] | Interest rate | Microcredit loans and leases
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	2,698	2,266
Floating interest rate | Not later than one year [member] | Interest rate | Other Accounts Receivable
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	397
Floating interest rate | Later than one year | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	80,073,769	74,072,041
Financial Obligations	19,203,461	20,887,259
Floating interest rate | Later than one year | Interest rate | Time deposits
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	6,801,559	7,605,647
Floating interest rate | Later than one year | Interest rate | Borrowing from banks and other
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	2,899,475	3,900,072
Floating interest rate | Later than one year | Interest rate | Long-term debt
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	6,650,249	6,772,587
Floating interest rate | Later than one year | Interest rate | Borrowing from development entities
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	2,852,178	2,608,953
Floating interest rate | Later than one year | Interest rate | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	231,620
Floating interest rate | Later than one year | Interest rate | Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	872,882
Floating interest rate | Later than one year | Interest rate | Financial assets at amortised cost, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	896,162
Floating interest rate | Later than one year | Interest rate | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		331,589
Floating interest rate | Later than one year | Interest rate | Financial assets available-for-sale, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		2,128,817
Floating interest rate | Later than one year | Interest rate | Service concession arrangements
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	2,488,414	2,282,611
Floating interest rate | Later than one year | Interest rate | Commercial loans and leases
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	51,184,839	49,061,715
Floating interest rate | Later than one year | Interest rate | Consumer loans and leases
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	10,482,629	9,725,059
Floating interest rate | Later than one year | Interest rate | Mortgages and housing leases
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	10,924,349	9,695,527
Floating interest rate | Later than one year | Interest rate | Microcredit loans and leases
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	3,582	4,550
Floating interest rate | Later than one year | Interest rate | Other Accounts Receivable
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	2,989,292	842,173
Fixed interest rate | Not later than one year [member] | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	26,146,069	33,079,897
Financial Obligations	111,093,775	111,751,536
Fixed interest rate | Not later than one year [member] | Interest rate | Cash due from banks and central bank
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	1,096,397	2,378,528
Fixed interest rate | Not later than one year [member] | Interest rate | Checking accounts
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	22,377,653	20,597,270
Fixed interest rate | Not later than one year [member] | Interest rate | Time deposits
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	33,720,396	33,777,955
Fixed interest rate | Not later than one year [member] | Interest rate | Saving deposits
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	40,735,874	46,622,245
Fixed interest rate | Not later than one year [member] | Interest rate | Interbank and overnight funds
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	3,321,735	4,863,935
Fixed interest rate | Not later than one year [member] | Interest rate | Borrowing from banks and other
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	9,984,328	5,026,923
Fixed interest rate | Not later than one year [member] | Interest rate | Long-term debt
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	804,281	851,809
Fixed interest rate | Not later than one year [member] | Interest rate | Borrowing from development entities
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	149,508	11,399
Fixed interest rate | Not later than one year [member] | Interest rate | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	1,459,424
Fixed interest rate | Not later than one year [member] | Interest rate | Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	3,337,721
Fixed interest rate | Not later than one year [member] | Interest rate | Financial assets at amortised cost, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	725,704
Fixed interest rate | Not later than one year [member] | Interest rate | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		1,153,157
Fixed interest rate | Not later than one year [member] | Interest rate | Financial assets available-for-sale, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		3,289,129
Fixed interest rate | Not later than one year [member] | Interest rate | Held-to-maturity investments, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		51,727
Fixed interest rate | Not later than one year [member] | Interest rate | Commercial loans and leases
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	4,259,106	10,240,136
Fixed interest rate | Not later than one year [member] | Interest rate | Consumer loans and leases
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	14,713,486	15,282,475
Fixed interest rate | Not later than one year [member] | Interest rate | Mortgages and housing leases
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	330,277	477,646
Fixed interest rate | Not later than one year [member] | Interest rate | Microcredit loans and leases
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	223,954	207,099
Fixed interest rate | Later than one year | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	56,219,492	47,040,250
Financial Obligations	31,261,911	26,344,480
Fixed interest rate | Later than one year | Interest rate | Time deposits
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	14,998,419	10,446,912
Fixed interest rate | Later than one year | Interest rate | Borrowing from banks and other
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	4,320,290	4,950,589
Fixed interest rate | Later than one year | Interest rate | Long-term debt
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	11,936,378	10,942,948
Fixed interest rate | Later than one year | Interest rate | Borrowing from development entities
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	6,824	4,031
Fixed interest rate | Later than one year | Interest rate | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	1,943,704
Fixed interest rate | Later than one year | Interest rate | Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	14,711,622
Fixed interest rate | Later than one year | Interest rate | Financial assets at amortised cost, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	1,028
Fixed interest rate | Later than one year | Interest rate | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		1,024,994
Fixed interest rate | Later than one year | Interest rate | Financial assets available-for-sale, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		12,327,968
Fixed interest rate | Later than one year | Interest rate | Held-to-maturity investments, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		5,598
Fixed interest rate | Later than one year | Interest rate | Commercial loans and leases
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	2,870,082	3,100,368
Fixed interest rate | Later than one year | Interest rate | Consumer loans and leases
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	29,159,698	24,433,304
Fixed interest rate | Later than one year | Interest rate | Mortgages and housing leases
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	7,284,181	5,903,522
Fixed interest rate | Later than one year | Interest rate | Microcredit loans and leases
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	195,463	195,773
Fixed interest rate | Later than one year | Interest rate | Other Accounts Receivable
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	53,714	48,723
Non-interest | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	29,316,333	23,533,548
Financial Obligations	17,907,347	15,893,114
Non-interest | Interest rate | Cash due from banks and central bank
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	25,290,616	19,958,310
Non-interest | Interest rate | Checking accounts
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	17,325,225	15,420,332
Non-interest | Interest rate | Other deposits
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	582,122	472,782
Non-interest | Interest rate | Other Accounts Receivable
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	4,025,717	3,575,238
Non-interest | Interest rate | Cash and cash equivalentss
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	$ 25,290,616	$ 19,958,310